EMPLOYEE BENEFIT PLANS - Schedule of Changes in Funded Status (Details) - USD ($) $ in Thousands	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Funded status
Fair value of assets	$ 47,725	$ 49,564	$ 46,160
Benefit obligation	58,386	64,076	66,898
Funded status	(10,661)	(14,512)
Defined Benefit Plans
Funded status
Fair value of assets	47,725	49,564	46,160
Benefit obligation	51,032	56,378	58,551
Funded status	(3,307)	(6,814)
OPEB Plans
Funded status
Fair value of assets	0	0	0
Benefit obligation	7,354	7,698	$ 8,347
Funded status	$ (7,354)	$ (7,698)